Trade and other receivables consist of the following: (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade receivables (Note 24, 26)	$ 30,034,661	$ 18,583,585
HST and VAT receivables	142,699	303,739
Other receivables (Note 26)	3,683,102	3,604,738
Expected credit loss provision (Note 26)	$ (58,472)	$ (67,466)